Cover Page - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36158
Entity Registrant Name	WIX.COM LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 Yunitsman St.
Entity Address, City or Town	Tel Aviv,
Entity Address, Postal Zip Code	6936025
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	WIX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001576789
Entity Common Stock, Shares Outstanding	54,989,523
Common stock, shares outstanding (in shares)		56,107,932
Document Financial Statement Error Correction [Flag]	false
Business Contact
Entity Address, Address Line One	5 Yunitsman St.
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6936025
Entity Address, Country	IL
Contact Personnel Name	Naama Kaenan, Adv.
City Area Code	972 (3)
Local Phone Number	545-4900
Contact Personnel Email Address	naamak@wix.com